Share capital	9 Months Ended
Oct. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Share capital
On April 23, 2019, 104,877 ordinary shares were issued following the exercise of RSUs. This exercise of RSUs raised net proceeds of £1,049.
The new ordinary shares issued in connection with the RSUs exercised rank pari passu with existing ordinary shares.
As of October 31, 2019, the number of ordinary shares in issue was 160,494,758.